Statements of Net Assets Available for Benefits - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments, at fair value	$ 508,503,397	$ 453,077,912
Notes receivable from participants	1,814,542	1,548,815
Net assets available for benefits	$ 510,317,939	$ 454,626,727